Robinson Tax Advantaged Income Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2020 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS — 94.5%
52,825	BlackRock California Municipal Income Trust	$670,349
48,668	BlackRock Long-Term Municipal Advantage Trust	546,055
105,343	BlackRock Municipal Income Trust	1,365,245
547,515	BlackRock MuniEnhanced Fund, Inc.	5,836,510
652,723	BlackRock MuniHoldings Investment Quality Fund	8,537,617
113,748	BlackRock MuniHoldings New Jersey Quality Fund, Inc.	1,500,336
86,152	BlackRock MuniHoldings Quality Fund, Inc.	1,029,516
170,713	BlackRock MuniVest Fund II, Inc.	2,319,990
1,340,278	BlackRock MuniVest Fund, Inc.	10,856,252
267,555	BlackRock MuniYield California Fund, Inc.	3,539,753
196,002	BlackRock MuniYield California Quality Fund, Inc.	2,651,907
232,131	BlackRock MuniYield Fund, Inc.	2,950,385
486,182	BlackRock MuniYield Michigan Quality Fund, Inc.	6,441,911
99,093	BlackRock MuniYield Pennsylvania Quality Fund	1,329,828
141,769	BlackRock MuniYield Quality Fund II, Inc.	1,750,847
457,709	BlackRock MuniYield Quality Fund, Inc.	6,659,666
108,763	BNY Mellon Municipal Bond Infrastructure Fund, Inc.	1,347,573
741,185	BNY Mellon Strategic Municipal Bond Fund, Inc.	5,314,296
164,240	BNY Mellon Strategic Municipals, Inc.	1,223,588
446,090	DWS Municipal Income Trust	4,808,850
270,168	DWS Strategic Municipal Income Trust	2,788,134
22,513	Eaton Vance California Municipal Income Trust	299,648
598,528	Eaton Vance Municipal Income Trust	7,170,365
124,783	Federated Premier Municipal Income Fund	1,628,418
199,206	Invesco Advantage Municipal Income Trust II	2,045,846
81,476	Invesco California Value Municipal Income Trust	923,123
551,107	Invesco Municipal Income Opportunities Trust	3,791,616
320,777	Invesco Quality Municipal Income Trust	3,756,299
293,940	Invesco Trust for Investment Grade Municipals	3,553,735
28,000	Invesco Trust for Investment Grade New York Municipals	338,800
151,363	Invesco Value Municipal Income Trust	2,140,273
127,182	MFS Municipal Income Trust	812,693
616,650	Nuveen AMT-Free Municipal Credit Income Fund	9,052,422
143,019	Nuveen Arizona Quality Municipal Income Fund	1,773,436
27,831	Nuveen California AMT-Free Quality Municipal Income Fund	394,087
119,023	Nuveen California Quality Municipal Income Fund	1,629,425
33,748	Nuveen Georgia Quality Municipal Income Fund	400,926
152,203	Nuveen Maryland Quality Municipal Income Fund	1,922,324
179,393	Nuveen Michigan Quality Municipal Income Fund	2,407,454
577,055	Nuveen Municipal Credit Income Fund	8,119,164
799,797	Nuveen Municipal High Income Opportunity Fund	9,957,473
411,147	Nuveen New Jersey Quality Municipal Income Fund	5,525,816
165,349	Nuveen Ohio Quality Municipal Income Fund	2,435,591
192,144	Nuveen Pennsylvania Quality Municipal Income Fund	2,557,437

Robinson Tax Advantaged Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2020 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS (Continued)
375,251	Nuveen Quality Municipal Income Fund	$5,155,949
33,065	PIMCO California Municipal Income Fund III	322,053
363,987	PIMCO Municipal Income Fund	4,600,796
178,900	PIMCO Municipal Income Fund II	2,263,085
337,726	PIMCO Municipal Income Fund III	3,586,650
307,626	PIMCO New York Municipal Income Fund II	3,005,506
661,350	Pioneer Municipal High Income Advantage Trust	6,732,543
514,342	Pioneer Municipal High Income Trust	5,822,351
19,000	RiverNorth Opportunistic Municipal Income Fund, Inc.	382,280
480,716	Western Asset Managed Municipals Fund, Inc.	5,749,363
	TOTAL CLOSED-END FUNDS
	(Cost $ 188,450,708)	183,725,555
	EXCHANGE-TRADED FUNDS — 1.4%
50,000	VanEck Vectors High-Yield Municipal Index ETF	2,613,000
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $ 2,731,565)	2,613,000

Principal Amount
	SHORT-TERM INVESTMENTS — 5.1%
$9,990,121	UMB Money Market Fiduciary 0.01%[1]	9,990,121
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $ 9,990,121)	9,990,121
	TOTAL INVESTMENTS — 101.0%
	(Cost $201,172,394)	196,328,676
	Liabilities in Excess of Other Assets — 1.0%	(1,983,718)
	TOTAL NET ASSETS — 100.0%	$194,344,958
ETF – Exchange-Traded Fund
[1]	The rate is the annualized seven-day yield at period end.

Robinson Tax Advantaged Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2020 (Unaudited)

FUTURES CONTRACTS

Number of					Unrealized
Contracts		Expiration	Value at	Value at	Appreciation
Long (Short)	Description	Date	Trade Date	March 31, 2020	(Depreciation)
(25)	Ultra Long Term U.S. Treasury Bond	June 2020	$(5,219,531)	$(5,546,875)	$(327,344)
(200)	U.S. 5 Year Treasury Note	June 2020	(24,364,062)	(25,071,875)	(707,813)
(200)	U.S. 10 Year Treasury Note	June 2020	(26,668,750)	(27,737,500)	(1,068,750)
(75)	U.S. Treasury Long Bond	June 2020	(12,556,641)	(13,429,688)	(873,047)

TOTAL FUTURES CONTRACTS			$(68,808,984)	$(71,785,938)	$(2,976,954)

Robinson Opportunistic Income Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2020 (Unaudited)

Number of Shares		Value
	CLOSED-END FUNDS — 84.4%
98,571	Apollo Senior Floating Rate Fund, Inc.	$1,144,409
49,251	Apollo Tactical Income Fund, Inc.	558,014
84,973	Ares Dynamic Credit Allocation Fund, Inc.	916,859
14,937	Blackstone / GSO Strategic Credit Fund	155,494
96,770	Blackstone/GSO Long-Short Credit Income Fund	1,019,956
412,927	BNY Mellon High Yield Strategies Fund	937,344
76,183	Brookfield Real Assets Income Fund, Inc.	1,118,366
29,800	Eaton Vance Floating-Rate Income Trust	305,450
97,679	Eaton Vance Senior Floating-Rate Trust	965,069
87,385	Invesco Dynamic Credit Opportunities Fund	697,332
36,300	Invesco Senior Income Trust	116,886
113,925	Ivy High Income Opportunities Fund	1,184,820
40,733	John Hancock Investors Trust	512,421
15,762	KKR Income Opportunities Fund	168,023
144,207	New America High Income Fund, Inc.	1,000,797
36,144	Nuveen Credit Strategies Income Fund	204,937
123,568	PGIM High Yield Bond Fund, Inc.	1,430,917
277,399	PIMCO High Income Fund	1,359,255
157,943	Pioneer High Income Trust	1,013,994
263,596	Western Asset High Income Fund II, Inc.	1,320,616
26,900	Western Asset High Income Opportunity Fund, Inc.	113,249
	TOTAL CLOSED-END FUNDS
	(Cost $ 20,406,492)	16,244,208
	EXCHANGE-TRADED FUNDS — 4.7%
9,500	SPDR Bloomberg Barclays High Yield Bond ETF	900,030
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $ 902,581)	900,030

Principal Amount
	SHORT-TERM INVESTMENTS — 8.4%
$1,620,600	UMB Money Market Fiduciary 0.01%[1]	1,620,600
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $ 1,620,600)	1,620,600
	TOTAL INVESTMENTS — 97.5%
	(Cost $22,929,673)	18,764,838
	Other Assets in Excess of Liabilities — 2.5%	488,692
	TOTAL NET ASSETS — 100.0%	$19,253,530
ETF – Exchange-Traded Fund
[1]	The rate is the annualized seven-day yield at period end.

Robinson Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2020 (Unaudited)

FUTURES CONTRACTS

Number of					Unrealized
Contracts		Expiration	Value at	Value at	Appreciation
Long (Short)	Description	Date	Trade Date	March 31, 2020	(Depreciation)
(15)	E-mini Dow ($5)	June 2020	$(1,562,820)	$(1,631,325)	$(68,505)
(35)	E-mini S&P 500	June 2020	(4,344,725)	(4,496,975)	(152,250)
(15)	U.S. 5 Year Treasury Note	June 2020	(1,827,305)	(1,880,391)	(53,086)
(10)	U.S. 10 Year Treasury Note	June 2020	(1,333,437)	(1,386,874)	(53,437)
(5)	U.S. Treasury Long Bond	June 2020	(859,219)	(895,313)	(36,094)

TOTAL FUTURES CONTRACTS			$(9,927,506)	$(10,290,878)	$(363,372)